Form N-1A Supplement	Sep. 09, 2026
Crossmark Large Cap Growth ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CROSSMARK ETF TRUST

on behalf of its series

Crossmark Large Cap Growth ETF

Crossmark Large Cap Value ETF

(each a “Fund” and collectively, the “Funds”)

Supplement dated September 9, 2026 to the Currently Effective Prospectus dated February 27, 2026

This Supplement reports the following changes to information in the Funds’ Prospectus dated February 27, 2026.

A.	Effective immediately, the following disclosure replaces the existing similar disclosure in the “Principal Investment Strategies” section of each Fund’s summary section of the Prospectus:

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Trustees, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its net assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Please retain this Supplement for future reference.

Crossmark Large Cap Value ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CROSSMARK ETF TRUST

on behalf of its series

Crossmark Large Cap Growth ETF

Crossmark Large Cap Value ETF

(each a “Fund” and collectively, the “Funds”)

Supplement dated September 9, 2026 to the Currently Effective Prospectus dated February 27, 2026

This Supplement reports the following changes to information in the Funds’ Prospectus dated February 27, 2026.

A.	Effective immediately, the following disclosure replaces the existing similar disclosure in the “Principal Investment Strategies” section of each Fund’s summary section of the Prospectus:

Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Trustees, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) owning and/or operating facilities where abortions are permitted or leasing real estate to such facilities; (6) directly involved in providing active euthanasia procedures and/or Medical Assistance in Dying (MAID) services; (7) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (8) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (9) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Adviser uses data from one or more third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its net assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, euthanasia, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion facilities screen, health care real estate investment trusts are categorically screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Please retain this Supplement for future reference.